Trade payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
License fee payables for capitalized sports data rights – non-current	€ 316,576	€ 144,651
Other trade payables – non-current	3,852	1,506
Trade payables non-current	320,428	146,157
License fee payables for capitalized sports data rights – current	124,789	94,574
Other trade payables and accrued expenses – current	25,223	36,895
Trade payables current	150,012	131,469
Total	€ 470,440	€ 277,626